Loans and Borrowings	6 Months Ended
Jun. 30, 2022
Borrowing costs [abstract]
Loans and Borrowings

Note 12	Loans and Borrowings

Note 12.1	Breakdown of Convertible Loan

On October 16, 2017, the Company issued 6,081,081 OCEANEs at par with a nominal unit value of €29.60 per bond for an aggregate nominal amount of €180 million. This debt was renegotiated in January 2021, and share conversions were executed during the period. No OCEANE has been converted during the first half of 2022.

At origin (10/16/2017) :
Number of bonds	6,081,081
Nominal amount of the loan	179,999,997.60€
Nominal unit value of the bonds	29.60€
Conversion / exchange premium	30%
To GENFIT's reference share price :
22.77€
Annual nominal interest rate	3.5%
Payable semi-annually in arrears
Annual nominal interest rate	7.2%
Offering	10/16/2017
At par
Redemption	10/16/2022
Redemption prior to maturity at the option of the Company from
11/6/2020
if the arithmetic volume-weighted average price of
GENFIT's listed share price and the then prevailing conversion ratio over a
20
trading period exceeds
150%
of the nominal value of the OCEANEs.
After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 06/30/2022 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
See Note 12.1 "Breakdown of convertible loan" in the Notes to the Consolidated Financial Statements in the Company's 2021 20-F filing for a detailed description of the OCEANEs repurchase and amendment of terms, the accounting impacts of the debt renegotiation, and conversions into shares executed in 2021 following this renegotiation.

Convertible loans - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Convertible loans	48,097	49,175
TOTAL	48,097	49,175

Convertible loans - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Convertible loans	415	415
TOTAL	415	415

Convertible loans - Non current	As of
(in € thousands)	2021/12/31	2022/06/30
Convertible loans	47,682	48,760
TOTAL	47,682	48,760

Note 12.2	Breakdown of Other Loans and Borrowings

Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	15,824	15,514
Obligations under leases	7,069	6,793
Accrued interests	16	33
Bank overdrafts	—	—
TOTAL	26,138	25,569

Other loans and borrowings - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Refundable and conditional advances	—	—
Bank loans	667	782
Obligations under leases	1,089	1,015
Accrued interests	16	33
Other financial loans and borrowings	—	—
TOTAL	1,773	1,830

Other loans and borrowings - Non current	As of
(in € thousands)	2021/12/31	2022/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	15,156	14,732
Obligations under leases	5,980	5,778
Accrued interests	—	—
Bank overdrafts	—	—
TOTAL	24,365	23,739

Note 12.2.1	Refundable and conditional advances

The following table summarizes advances outstanding at December 31, 2022, and 2021.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2022/06/30
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2021/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

BPI FRANCE IT-DIAB
On December 23, 2008, the Group received an advance from BPI France (the BPI France IT-DIAB) as part of a framework innovation aid agreement involving several scientific partners and for which the Group was the lead partner. The contribution expected at each stage by each of the partners in respect of work carried out and results achieved is defined in the framework agreement. With respect to the Group, the aid consisted of a €3,229 conditional advance and a €3,947 non-repayable government grant.

The conditional advance is not refundable except in the event of success. The program ended on December 31, 2014. In the event of success, defined as the commercial spin-offs of the IT-Diab program which involves products for the treatment or diagnosis of type 2 diabetes, in that case, the financial returns generated will be used initially to repay the €3,229 conditional advance and the agreement stipulates that the conditional advance will be regarded as repaid in full when the total payments made in this regards by the recipient, discounted at the rate of 5.19%, equal the total amount, discounted at the same rate, of the aid paid. Any further amounts will be classified as additional payments, up to a maximum amount of €14,800.

As provided in the project assistance contract, we sent a letter to BPI in December 2019 in order to notify it of our Labcorp and Terns contracts while indicating that elafibranor was now aimed at treating hepatic diseases and no longer type 2 diabetes as provided for in the aid agreement. We proposed to BPI to establish a statement of abandonment of the IT DIAB project on which the above advance is based. Following this letter, the parties met in March 2020 for the presentation of our arguments, and in June 2020 following the publication of the results of the RESOLVE-IT study, and a new letter was sent in November 2020. In this context, we are awaiting a proposal from BPI on new financial terms related to this situation and a draft amendment to the repayable advance agreement. Until we receive a response from BPI France, we consider that the fair value of this liability corresponds to the amount paid by BPI FRANCE.

Note 12.2.2	Bank loans
As a reminder, in the context of the COVID-19 pandemic, the Company secured:
•A State-Guaranteed Loan (or "Prêt Garanti par l'Etat - PGE")(Bank PGE) for an amount of €11,000 (€10,919 net of fees), granted on June 24, 2021 by a syndicate of four French banks and paid out on June 29, 2021, 90% guaranteed by the French government with an initial term of one year with repayment options up to six years;
•A State-Guaranteed Loan (Bpifrance PGE) for an amount of €2,000 (€1,985 net of fees) granted on July 20, 2021 by Bpifrance and paid out on July 23, 2021, 90% guaranteed by the French government with an initial term of one year with repayment options up to six years;
•A Subsidized Loan for an amount of €2,250 (€2,250 net of fees) granted on November 23, 2021 by Bpifrance and paid out on November 26, 2021, with an initial term of six years.
Please see Note 12.2.2 "Bank loans" in the Notes to the Consolidated Financial Statements in the 2021 Annual Report on Form 20-F.
During the first half of 2022, as we were already planning to do in late 2021, Genfit requested an extension of both the Bank PGE and the Bpifrance PGE. Both extensions were granted by the respective counterparties.
Regarding the Bank PGE, the loan’s post-extension terms did not result in a revision of the maturity date of 29 June 2025 used at the time of the closing on 31 December 2021 (8 linear quarterly payments between September 29, 2023 and June 29, 2025), nor the amount of the “guarantee premiums” (which increases progressively from 0.25% in the first year to 1% in the third year and beyond). Only the interest rate for the second to fourth years was determined at the time of the extension and is therefore changed in relation to the assumptions used as of 31 December 2021. This annual interest rate is as follows:
•BNP PGE (loan of €4,900): 0.45%
•Natixis PGE (loan of €3,000): 0.40%
•CIC PGE (loan of €2,200): 0.75%
•CDN PGE (loan of €900): 1.36%
Regarding the Bpifrance PGE, the extension resulted in a one-year extension of the loan’s maturity compared with the assumption made as of 31 December 2021, i.e. 23 July 2027 (20 linear quarterly payments between October 23, 2022 and July 23, 2027) instead of 23 July 2026, as well as a change in the rate of the “guarantee premium” and a change in the interest rate of the loan. The revised terms from 1 August 2022 are as follows: the interest rate is 2.25% (including 1.00% under the French State guarantee).
Regarding the Subsidized Loan, the terms have remained unchanged since the time of closing in November 2021, providing for a 4-quarter deferment of capital amortization, followed by 20 equal quarterly payments (amortization and interest) between February 28, 2023 and November 30, 2027, at a fixed interest rate of 2.25% per annum.
In accordance with the ANC recommendation (Recommendations and observations relating to the recognition of the consequences of COVID-19 in the accounts and positions prepared as from 1 January 2020), the accounting treatment relating to the extension of the two PGEs applied in the Group’s condensed consolidated financial statements as of 30 June 2022 is as follows:
•Bank PGE: in the absence of a revision of the probable maturity, the revision of the interest rate of the non-guaranteed loan was accounted for prospectively as soon as the revised interest rate was known after agreement with the bank. The EIR after taking the extension into account is now as follows:
◦BNP PGE (loan of €4,900): 1.16% per annum
◦Natixis PGE (loan of €3,000): 1.11% per annum
◦CIC PGE (loan of €2,200): 1.46% per annum
◦CDN PGE (loan of €900): 2.08% per annum
(For reference, the EIR was 0.75% per annum at December 31, 2021 for all Bank PGE)
•Bpifrance PGE: in view of the revision of the maturity of the PGE and the revision of the cost of the guarantee, the revision of the flows to be paid results, for the portion corresponding to the revision of the cost of the guarantee, in an increase in the debt in the amount of €44 against earnings, discounting new cash flows at the effective interest rate used for the closing as of 31 December 2021. Only the change in the revised interest rate has been accounted for prospectively. The EIR after taking the extension into account is now 1.65% per annum (1.95% at December 31, 2021).
Bank loans consisted of the following as of December 31,2021:

Bank loans	Loan	Facility	Interest	Outstanding As of 2021/12/31	Installments	Outstanding As of 2021/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—
CDN 5	November 2018	500	0.46%	—	48 monthly	115
CIC 4	December 2016	265	0.69%	—	60 monthly	4
CIC 5	July 2017	1,000	0.69%	—	60 monthly	152
BNP 2	June 2016	500	0.80%	—	20 quarterly	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	105
BNP 4	April 2017	800	0.87%	—	60 monthly	217
AUTRES	-	—	0.00%	—	—	20
CDN PGE	June 2021	900	(*)	—	8 quaterly	900
CIC PGE	June 2021	2,200	(*)	—	8 quaterly	2,200
BNP PGE	June 2021	4,900	(*)	—	8 quaterly	4,900
NATIXIS PGE	June 2021	3,000	(*)	—	8 quaterly	3,000
BPI PGE	July 2021	2,000	1.85%	—	16 quaterly	2,000
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quaterly	2,250
TOTAL		20,465		—		15,864
(*) Rates not defined as of 31/12/2021
Bank loans consisted of the following as of June 30, 2022:

Bank loans	Loan	Facility	Interest	Available	Installments	Outstanding
	date	size	rate	as of		as of
(in € thousands)				2022/06/30		2022/06/30
CDN 3	April 2016	500	0.72%	—	60 monthly	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—
CDN 5	November 2018	500	0.46%	—	48 monthly	53
CIC 4	December 2016	265	0.69%	—	60 monthly	—
CIC 5	July 2017	1,000	0.69%	—	60 monthly	51
BNP 2	June 2016	500	0.80%	—	20 quarterly	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	—
BNP 4	April 2017	800	0.87%	—	60 monthly	136
AUTRES	-	—	0.00%	—	—	19
CDN PGE	June 2021	900	1.36%	—	8 quaterly	900
CIC PGE	June 2021	2,200	0.75%	—	8 quaterly	2,200
BNP PGE	June 2021	4,900	0.45%	—	8 quaterly	4,900
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quaterly	3,000
BPI PGE	July 2021	2,000	2.25%	—	16 quaterly	2,000
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quaterly	2,250
TOTAL		20,465		—		15,508

Note 12.3	Maturities of Financial Liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2022/06/30	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	49,175	415	—	—	48,760	—	—
Bank loans	15,514	782	6,321	6,343	863	868	336
Leases	6,793	1,015	972	973	984	995	1,855
Accrued interests	33	33	—	—	—	—	—
TOTAL - Other loans and borrowings	71,515	2,245	7,292	7,316	50,607	1,864	2,191
TOTAL	74,744	2,245	7,292	7,316	50,607	1,864	5,420
Based on the nominal amount of €56,940 at June 30, 2022, the convertible bond results in the payment of yearly interest of €1,993 (payable in two biannual installments). Its repayment is due on October 16, 2025.
Regarding the IT-DIAB advance, please see Note 12.2.1 “Refundable and conditional advances”.